Fair value of financial instruments - Summary of Quantitative Information About Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	$ 150,612,000,000	$ 142,450,000,000
Loans	981,380,000,000	852,773,000,000
Deposits	1,409,531,000,000	1,231,687,000,000
Derivative related liabilities	163,763,000,000	142,629,000,000
Deposits - Personal [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Deposits	522,139,000,000	441,946,000,000
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value assets	5,404,000,000	5,189,000,000
Fair value liabilities	1,699,000,000	1,938,000,000
Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Loans	1,781,000,000	1,859,000,000
Derivative related liabilities	2,000,000	2,000,000
Government Debt and Municipal Bonds [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Corporate debt, related derivatives and other debt	143,000,000	149,000,000
Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equities	3,050,000,000	2,732,000,000
Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	355,000,000	293,000,000
Derivative related liabilities	900,000,000	995,000,000
Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	21,000,000	111,000,000
Derivative related liabilities	283,000,000	485,000,000
Equity derivatives and equity-linked structured notes [member] | Level 3 [member] | Deposits - Personal [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Deposits	478,000,000	383,000,000
Other [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Mortgage Backed Securities	31,000,000	29,000,000
Derivative related assets	16,000,000	5,000,000
Other assets	7,000,000	11,000,000
Derivative related liabilities	$ 36,000,000	$ 73,000,000
Bottom of range [member] | Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit enhancement	11.70%	11.70%
Bottom of range [member] | Corporate debt and related derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	1.45%	1.89%
Bottom of range [member] | Corporate debt and related derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 64.67	$ 9.88
Bottom of range [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	6.54%	7.73%
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Liquidity discounts	10.00%	10.00%
Discount rate	8.50%	8.50%
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	0.70X	1.00X
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	7.30X	6.60X
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	3.20X	4.16X
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
IR-IR correlations	48.00%	19.00%
FX-IR correlations	(76.00%)	29.00%
FX-FX correlations	(74.00%)	68.00%
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	1.89%	2.39%
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	1.84%	1.84%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ-FX correlations	(77.11%)	(83.15%)
EQ volatilities	6.00%	6.70%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	0.00%	0.14%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	6.30%	32.50%
Top of range [member] | Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit enhancement	15.60%	15.60%
Top of range [member] | Corporate debt and related derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	10.90%	9.96%
Top of range [member] | Corporate debt and related derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 116.25	$ 107.13
Top of range [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	9.55%	10.38%
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Liquidity discounts	40.00%	40.00%
Discount rate	8.50%	13.30%
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	5.72X	5.00X
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	22.60X	22.60X
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	17.20X	14.90X
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
IR-IR correlations	86.00%	67.00%
FX-IR correlations	66.00%	56.00%
FX-FX correlations	61.00%	68.00%
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	4.59%	5.18%
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	1.96%	2.35%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ-FX correlations	50.38%	38.44%
EQ volatilities	146.87%	110.72%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	10.60%	10.71%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	95.85%	96.49%
Weighted average [member] | Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit enhancement	13.00%	13.00%
Weighted average [member] | Corporate debt and related derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	6.17%	5.93%
Weighted average [member] | Corporate debt and related derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 92.07	$ 87.66
Weighted average [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	7.54%	8.60%
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Liquidity discounts	10.40%	16.91%
Discount rate	8.50%	10.70%
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	2.59X	3.00X
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	11.27X	8.60X
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	7.94X	6.93X
Weighted average [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
IR-IR correlations	Even	Even
FX-IR correlations	Even	Even
FX-FX correlations	Even	Even
Weighted average [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	Even	High
Weighted average [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	Even	Even
Weighted average [member] | Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ-FX correlations	Middle	Middle
EQ volatilities	Lower	Lower
Weighted average [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	Lower	Lower
Weighted average [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	Middle	Middle